NOTES PAYABLE	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

AJB 2022, 2023 and 2024 Notes

On February 18, 2022, the Company entered into a Securities Agreement (the “2022 SA”) with AJB Capital Investments, LLC providing for the issuance and sale by the Company of (i) Promissory Note in the aggregate principal amount of $300,000 (“AJB 2022 Note”), which includes an aggregate $30,000 original issue discount in respect of the Note; (ii) Warrants to purchase an aggregate of 1,000,000 shares of Common Stock (“AJB 2022 Warrants); and (iii) 3,076,923 shares of common stock as commitment fee shares (“AJB Commitment Shares”). The aggregate gross proceeds for the sale of the Notes, Warrants and commitment fee shares was $270,000.

The AJB 2022 Note bears interest on the unpaid principal balance at a rate equal to twelve percent (12%) per annum accruing from the closing date until the AJB 2022 Note becomes due and payable at maturity. All principal and interest owing hereunder, along with any and all other amounts, shall be due and owing on August 18, 2022. The note maturity term was further extended to February 18, 2023. Interest shall accrue on a monthly basis and is payable on the first of each month following the issue date or upon acceleration or by prepayment or otherwise. In the event that the Maturity Date is extended, the interest rate shall equal fifteen percent (15%) per annum for any period following the original Maturity Date, payable monthly. Any amount of principal or Interest on this AJB 2022 Note which is not paid when due shall bear interest at the rate of the lesser of (i) eighteen percent (18%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid. The holder shall have the right from time to time only following an event of default (as defined per note agreement) to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this AJB 2022 Note into fully paid and non-assessable shares of common stock at the variable price as defined per note agreement. As of date, there were no events default and therefore the note classified as debt. The note is secured by substantially all of the Company’s property and assets, including all machinery, equipment, and inventory as a guarantee of performance under the AJB 2022 Note.

During the year ended December 31, 2023, the Company recorded interest expense on the AJB 2022 Note of approximately $238,482 consisting of interest paid of $34,500, accretion of original issued debt discount of $173,982 and originally issued discount of $30,000.

The AJB 2022 warrants issued with the note (i) have an exercise price of $0.20 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance. The AJB 2022 Warrants were valued as of February 18, 2022, using the Black Scholes Model with assumptions disclosed within Note 9.

The Company accounted for the 2022 AJB Note, the 2022 AJB Warrants, and the AJB Commitment Shares in accordance with ASC 470-20-25-2 “Debt” which states that the allocation of the proceeds from the financing shall be based on the relative fair values of the securities issued at the time of the issuance. The AJB Commitment Shares and the AJB 2022 Warrants, which are indexed to the Company’s stock, are classified within stockholders’ deficit in the accompanying financial statements.

The allocated value of the AJB Commitment Shares and the AJB 2022 Warrants were $134,384 and $42,675, respectively, and are being accounted for as debt issuance costs and are classified within stockholders’ deficit in the accompanying financial statements. The allocated value of the AJB 2022 Note of $96,018 was allocated as notes payable in the accompanying financial statements. The related debt issuance costs $177,059 in aggregate were amortized over the initial term of the 2022 AJB Note and included within the interest expense in the accompanying statement of operation. As of December 31, 2022, the net carrying amount of the 2022 AJB Note was $300,000 and accrued interest of $3,750.

On March 1, 2023, the Company entered into an agreement with AJB to amend the AJB Note extending the maturity date to March 13, 2023. As a consideration, the Company additional 1,500,000 common stock warrants that (i) have an exercise price of $0.01 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance. The Amended AJB 2023 Warrants were valued as of March 1, 2023, using the Black Scholes Model with assumptions disclosed within Note 9. The related debt issuance costs of $225,000 in aggregate were amortized over the remaining term of the 2022 AJB Note and included within the interest expense of the accompanying statement of operations for the year ended December 31, 2023.

The AJB 2022 Note and related accrued interest totaling $314,500 was repaid in full on March 9, 2023.

On May 5, 2023, the Company entered into a Securities Agreement (the “2023 SA”) with AJB Capital Investments, LLC providing for the issuance and sale by the Company of (i) Promissory Note in the aggregate principal amount of $300,000 (“AJB 2023 Note”), which includes an aggregate $30,000 original issue discount in respect of the Note; (ii) Warrants to purchase an aggregate of 9,000,000 shares of Common Stock (“AJB 2023 Warrants). The aggregate gross proceeds for the sale of the AJB 2023 Note and AJB 2023 Warrants was $270,000.

The AJB 2023 Note bears interest on the unpaid principal balance at a rate equal to twelve percent (12%) per annum accruing from the closing date until the AJB 2022 Note becomes due and payable at maturity. All principal and interest owing hereunder, along with any and all other amounts, shall be due and owing on November 5, 2023. The note maturity term was further extended numerous times and the AJB 2023 Note will now mature on November 8, 2024, with an increased interest rate up to 15% upon the extension date. Interest shall accrue on a monthly basis and is payable on the first of each month following the issue date or upon acceleration or by prepayment or otherwise. Any amount of principal or Interest on this AJB 2023 Note which is not paid when due shall bear interest at the rate of the lesser of (i) eighteen percent (18%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid. The holder shall have the right from time to time only following an event of default (as defined per note agreement) to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this AJB 2023 Note into fully paid and non-assessable shares of common stock at the conversion price as defined per note agreement. The note was secured by substantially all of the Company’s property and assets, including all machinery, equipment, and inventory as a guarantee of performance under the AJB 2023 Note.

The AJB 2023 warrants issued with the note (i) have an exercise price of $0.001 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance. The AJB 2023 Warrants were valued as of May 5, 2023, using the Black Scholes Model with assumptions disclosed within Note 9.

The Company accounted for the 2023 AJB Note and the 2023 AJB Warrants in accordance with ASC 470-20-25-2 “Debt” which states that the allocation of the proceeds from the financing shall be based on the relative fair values of the securities issued at the time of the issuance. The AJB 2023 Warrants, which are indexed to the Company’s stock, are classified within stockholders’ deficit in the accompanying financial statements.

The allocated value of the AJB 2023 Warrants was $219,375 and is accounted for as debt issuance costs and classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs of $166,381 in aggregate were amortized over the initial term of the 2023 AJB Note and included within the interest expense in the accompanying statement of operation for the nine months ended September 30, 2024. The debt discount was fully amortized as of November 5, 2023.

On June 7, 2024, the Company and AJB Capital Investments entered into the First Amendment to the Promissory Note, effectively extending the maturity of the 2023 AJB Note to November 8, 2024 and agreeing to issue the noteholder 1,500,000 shares of common stock in connection with the extension. These shares were issued on June 7, 2024 at a fair value of $0.13 per share and aggregated fair value of $191,250. Such common stock shares issued are being accounted for as debt extinguishment and recognized as interest expense in the accompanying statement of operation for the nine months ended September 30, 2024. As of September 30, 2024, the net carrying amount of the 2023 AJB Note was $300,000.

On August 6, 2024, the Company entered into a Securities Agreement (the “2024 SA”) with AJB Capital Investments, LLC providing for the issuance and sale by the Company of (i) Promissory Note in the aggregate principal amount of $90,000 (“AJB 2024 Note”), which includes an aggregate $9,000 original issue discount in respect of the Note; (ii) a total of 500,000 Commitment Fee Shares. These shares were issued on August 6, 2024 at a fair value of $0.09 per share and aggregated fair value of $44,500. The aggregate gross proceeds for the sale of the AJB 2024 Note and AJB 2024 Commitment Fee Shares was $81,000.

The AJB 2024 Note bears interest on the unpaid principal balance at a rate equal to twelve percent (12%) per annum accruing on a monthly basis and payable at maturity. All principal and interest owing hereunder shall be due and owing on February 6, 2025. Any amount of principal or Interest on this AJB 2024 Note which is not paid when due shall bear interest at the rate of the lesser of (i) eighteen percent (18%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid. The holder shall have the right from time to time only following an event of default (as defined per note agreement) to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this AJB 2024 Note into fully paid and non-assessable shares of common stock at the conversion price as defined per note agreement.

The Company accounted for the 2024 AJB Note and the 2024 AJB Commitment Fee Shares in accordance with ASC 470-20-25-2 “Debt” which states that the allocation of the proceeds from the financing shall be based on the relative fair values of the securities issued at the time of the issuance. The AJB 2024 Commitment Fee Shares are classified within stockholders’ deficit in the accompanying financial statements.

The allocated value of the AJB 2024 Commitment Fee Shares was $25,981 and is accounted for as debt issuance costs and classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs of $34,981 in aggregate will be amortized over the term of the 2024 AJB Note and included within the interest expense in the accompanying statement of operations for the nine months ended September 30, 2024. As of September 30, 2024, the net carrying amount of the 2024 AJB Note was $65,475, net of unamortized debt discount and debt issuance costs of $24,525.

July 16, 2024 Note

On July 16, 2024, the Company entered into a 30-day promissory note with a lender for $27,000 (the “July 2024 Note”). The note bears interest at ten percent (10%) per annum and has a maturity date of August 15, 2024.

On August 15, 2024, the Company and the July 2024 lender entered into a Debt Release agreement to release and convert the total principal of $27,000 for the immediately issuance of 270,000 shares of common stock at a $0.08 per share price on the date of the transaction. As a result of this transaction, the Company recognized a loss of $4,050 included in other income (expenses) as a loss on extinguishment of debt within the accompanying statement of operations for the nine months ended September 30, 2024.

The current balance of the July 2024 note as of September 30, 2024 was $0.

April 22, 2024 Note

On April 22, 2024, the Company entered into a 90-day promissory note with a lender for $30,000 that carries a fixed interest payment of $900 payable upon maturity. During the nine months ended September 30, 2024, the Company has entered into multiple extension agreement with the lender, ultimately amending the maturity date from July 21, 2024 to October 21, 2024. In exchange, the Company agreed to pay an additional $900 in interest (for a total of $1,800) and agreed to issue the lender 50,000 shares of common stock valued at $4,755. Such common stock shares issued are being accounted for as debt discount and recognized as interest expense for the period ended September 30, 2024.

As of September 30, 2024, the net carrying amount of the April 22, 2024 Note was $30,000.

April 2024 Note

On April 2, 2024, the Company entered into a promissory unsecured loan agreement for $45,000 (the “April 2024 Note”). The April 2024 Note bears interest at ten percent (10%) per annum and had an initial maturity of 30 days. In addition, the Company issued the lender 200,000 shares of Company’s common stock. The allocated value of such shares was $16,000 and is being accounted for as debt issuance costs and is classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs were amortized over the initial term and included within the interest expense in the accompanying statement of operation for the period ended September 30, 2024.

During the nine months ended September 30, 2024, the Company entered into two amendments to the April 2024 Note, ultimately extending the maturity date to November 30, 2024, agreeing to issue a total of 200,000 shares of common stock for every thirty days the note is outstanding past September 30, 2024, and increasing the principal balance of the note in a noncash transaction by $14,483. The increase in principal is being accounted for as a debt discount and is included within the interest expense in the accompanying statement of operations for the nine months ended September 30, 2024. The debt discount was amortized over the initial term and included within the interest expense in the accompanying statement of operation for the period ended September 30, 2024. Additionally, in accordance with these amendments, the Company agreed to issue the lender a certain number of shares for every thirty days the note is outstanding. As of September 30, 2024, the Company has issued the lender a total of 300,000 common stock shares valued at $37,770. A remaining 600,000 shares of common stock are recognized as common stock to be issued and recognized as an expense for stock issued for financing for the period ended September 30, 2024. As of September 30, 2024, the net carrying amount of the April 2024 Note was $59,483.

February 1, 2024 Consolidated Notes

On February 1, 2024, the Company entered into a Cancellation and Consolidation Agreement with the November 2022, January 2023, and November 2023 Noteholder to cancel their outstanding promissory notes, consolidating the total principal of $217,525 into one note (the February 1, 2024 Consolidated Note). The Note bears interest at ten percent (10%) per annum, has no set maturity date. As consideration for the consolidation of outstanding principal, the Company issued the Noteholder an aggregate of 470,000 common stock shares valued at $32,900. In addition, the Company also issued the holder of the February 1, 2024 Consolidated Note common stock warrants to purchase a total of 2,000,000 shares of Company’s common stock, priced at $0.10, with a cashless exercise price, and a 3-year expiration term as of the date of the agreement. Pursuant to the terms of the Cancellation and Consolidation Agreement, the Company subsequently issued common stock warrants to purchase a total of 670,000 shares of the Company’s common stock, with identical terms compared to the initial February 1, 2024 warrant issuance. Such warrants were valued using the Black Scholes Model with assumptions disclosed within Note 9. The value of the common stock shares and warrants issued are being accounted for as debt discount and recognized as interest expense during the nine months ended September 30, 2024.

The Cancellation and Consolidation Agreement was amended on May 9, 2024 to extend payment due dates for a number of specific notes covered by the agreement and to include provisions for penalty shares to be issued if payments are not made as such.

On February 1, 2024, the Company entered into a Conversion, Cancellation and Consolidation Agreement with the January, March, and December 2023 Noteholder to cancel their outstanding promissory notes, convert a portion of their outstanding principal into common shares, and consolidate the remaining principal into a single note. At the time of the Agreement, the lender had $230,000 in outstanding principal. The Noteholder agreed to convert $150,000 of outstanding principal for a total of 1,500,000 shares of common stock. The fair value of the common stock issued was determined using the stock price as of the date of the mutual release agreement at $0.07 per share or $105,000 in total. As a result of this transaction the Company recorded a gain on extinguishment of debt for the total amount of $45,000 included in other income (expenses) within accompanying statement of operations for the nine months ended September 30, 2024.

The remaining $80,000 of principal was placed into a 10-month note, maturing on November 1, 2024. The principal bears interest at 10%. As consideration for this agreement, the Lender was issued 350,000 shares of common stock at the FV price of $0.07 and issued a warrant to purchase 1,000,000 shares of common stock, priced at $0.15 with a cashless exercise and three-year expiration term.

January 2023 Note

On January 31, 2023, the Company entered into a promissory unsecured loan agreement for $50,000 (the “January 2023 Note”). The January 2023 Note bears interest at ten percent (10%) per annum and had an initial maturity of 60 days. In addition, the Company issued the lender 150,000 shares of Company’s common stock. The allocated value of such shares was $18,000 and is being accounted for as debt issuance costs and is classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs were amortized over the initial term and included within the interest expense in the accompanying statement of operation for the year ended December 31, 2023. During the year ended December 31, 2023, the Company entered into a number of amendments to the January 2023 Note, extending the maturity date to December 31, 2023, and borrowing an additional $17,525 that was added to the outstanding principal of January 2023 Note. In accordance with these amendments, the Company issued the lender in aggregate of 1,850,000 common stock shares valued at $196,600. Such common stock shares issued are being accounted for as debt discount and recognized as interest expense for the period ended December 31, 2023. As of December 31, 2023, the net carrying amount of the January 2023 Note was $67,525.

On February 1, 2024, the Company entered into a Cancellation and Consolidation Agreement with the November 2022, January 2023, and November 2023 Noteholder to cancel their outstanding promissory notes, consolidating the total principal of $217,525 into one six-month note, maturing on August 1, 2024 (see February 1, 2024 Consolidated Note).

January, March, and December 2023 Notes

On January 12, 2023, the Company entered into a promissory unsecured loan agreement for $50,000 with the lender with additional $150,000 and $30,000 promissory unsecured loan issued with the same lender on March 6, 2023, and December 20, 2023, respectively (together the “January, March, and December 2023 Notes”). Each note bears interest at ten percent, (10%), and the January, March, and December 2023 Notes had an initial maturity of 45 days, 30 days, and 90 days, respectively. In addition, the Company issued the lender 375,000 shares of Company’s common stock. The allocated value of such shares was $54,983 in aggregate and is being accounted for as debt issuance costs and is classified within stockholders’ deficit in the accompanying financial statements. During the period ended December 31, 2023, the Company entered into a number of amendments to the January and March 2023 Notes, extending the maturity dates to January 10, 2024, and January 12, 2024, respectively. In accordance with these amendments, the Company issued the lender in aggregate of 3,375,000 common stock shares, valued at $378,000. Such common stock shares issued are being accounted for as debt discount and recognized as interest expense for the year ended December 31, 2023. As of December 31, 2023, the net carrying amount of the January, March, and December 2023 Notes was $230,000.

On February 1, 2024, the Company entered into a Cancellation and Consolidation Agreement with the November 2022, January 2023, and November 2023 Noteholder to cancel their outstanding promissory notes, convert $150,000 of principal to common stock, and consolidate the total principal of $80,000 into one six-month note, maturing on November 1, 2024 (see February 1, 2024 Consolidated Note).

March 9, 2023 Note

On March 9, 2023, the Company entered into a promissory unsecured loan agreement for $150,000 with the lender (the “March 9, 2023 Note”). The March 9, 2023 Note bears no interest and had an initial maturity of 30 days. In addition, the Company issued the lender 250,000 shares of Company’s common stock. The allocated value of such shares was $33,117 and is being accounted for as debt issuance costs and is classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs were amortized over the initial term and included within the interest expense in the accompanying statement of operation for the year ended December 31, 2023. During the year ended December 31, 2023, the Company entered into a number of amendments to the March 9, 2023 Note, extending the maturity date to February 11, 2024. In accordance with these amendments, the Company issued the lender in aggregate of 1,750,000 common stock shares valued $225,000 Such common stock shares issued are being accounted for as debt discount and recognized as interest expense for the year ended December 31, 2023. As of September 30, 2024, and December 31, 2023, the net carrying amount of the January 2023 Note was $150,000.

The Company is currently negotiating with the lender to extend the maturity of the March 9, 2023 Note.

August 2023 Note

On August 11, 2023, the Company entered into a 120-day promissory note with a lender for $14,000 that carries a fixed interest payment of $1,000 payable on maturation (the “August 2023 Note”). On December 9, 2023, the Company extended the August 2023 Note for additional 60 days. As of December 31, 2023, the net carrying amount of the August 2023 Note was $14,000.

The August 2023 Note was repaid in full on February 21, 2024.

September 2023 Note

On September 6, 2023, the Company entered into a promissory unsecured loan agreement for $25,000 with a lender (the “September 2023 Note”). The September 2023 Note bears interest at $1,000 and had an initial maturity of 21 days. In addition, the Company issued a lender 75,000 shares of Company’s common stocks. The allocated value of such shares was $6,203 and are being accounted for as debt issuance costs and are classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs were amortized over the initial term and included within the interest expense in the accompanying statement of operation for the year ended December 31, 2023. During the year ended December 31, 2023, the Company entered into an amendment to the September 2023 Note extending the maturity date to January 25, 2024. In accordance with the amendment, the Company issued a lender in aggregate of 200,000 common stock shares valued at $28,000. Such common stock shares issued are being accounted for as debt discount and recognized as interest expense for the year ended December 31, 2023. As of September 30, 2024, and December 31, 2023, the net carrying amount of the January 2023 Note was $25,000.

The Company is currently negotiating with the lender to extend the maturity of the September 2023 Note.

October 2023 Note

On October 4, 2023, the Company entered into a 90-day promissory note with a lender for $45,000 that carries a loan origination fee of $900 and a fixed interest payment of $1,350 payable upon maturity (the “October 2023 Note”). As of December 31, 2023, the net carrying amount of the October 2023 Note was $45,000.

The October 2023 Note was repaid in full on March 1, 2024.

November 2023 Notes

On November 1, 2023, the Company issued an unsecured promissory note in the amount of $50,000 to an individual lender. The note bears interest at 10% per annum and has a maturity date of May 1, 2024. In addition, the Company agreed to issue the lender 750,000 common shares, to be issued at a rate of 125,000 shares per month for the duration of the note. The allocated value of such shares was $23,684 and is being accounted for as debt issuance costs, classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs are amortized ratably over the initial term and are included within interest expense for the period ended December 31, 2023. During the period ended December 31, 2023, the Company has issued 250,000 common shares to this lender, valued at $20,000. These common shares issued are being accounted for as debt discounts and recognized as interest expense for the period ended December 31, 2023. As of December 31, 2023, the net carrying amount of the November 1, 2023 Note was $50,000.

On November 17, 2023, the Company entered into another unsecured promissory note for an additional $50,000 with the same lender (together, “the November 2023 Notes”). The November 17, 2023 Note bears interest at 10% per annum and has a maturity date of January 1, 2024. In addition, the Company agreed to issue the lender 187,500 common shares with an allocated value of $14,602.

On February 1, 2024, the Company entered into a Cancellation and Consolidation Agreement with the November 2022, January 2023, and November 2023 Noteholder to cancel their outstanding promissory notes, consolidating the total principal of $217,525 into one six-month note, maturing on August 1, 2024. The principal bears interest at 10%. For consideration of this agreement, the Lender was issued 470,000 shares of common stock and issued a warrant to purchase 2,000,000 shares of common stock, priced at $0.15 with a cashless exercise and three-year expiration term. The common stock was issued at the FV price of $0.07.

November 2022 Note

On September 17, 2022, the Company entered into a promissory unsecured loan agreement for $30,000 (the “September 2022 Note”). The September 2022 Note bears interest at ten percent (10%) per annum and had an initial maturity date on October 17, 2022. On October 3, 2022, the Company entered into another promissory unsecured loan agreement for an additional $20,000 with the same lender (the “October 2022 Note”). The October 2022 Note bears interest at ten percent (10%) per annum and had an initial maturity date of December 2, 2022. In addition, on September 30, 2022, and October 3, 2022, the Company issued a lender 50,000 shares of common stock on each note’s issuance day. The allocated value of the issued shares was $13,768 and they are being accounted for as debt issuance costs classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs were amortized over the initial term of the September 2022 and the October 2022 Notes and are included within the interest expense in the accompanying statement of operation.

On November 18, 2022, both notes were amended to consolidate the principles of the September 2022 Note and October 2022 into one November 2022 Note with a new aggregated principal of $50,000 and extended the maturity date of the November 2022 Note to January 2, 2023. With this amendment, the Company is also obligated to issue 50,000 shares of common stock, that were valued at $8,500 and recorded as common stock, to be issued as a liability within accompanying balance sheets as of December 31, 2022. Additionally, under the amended terms, the lender will receive an additional 100,000 common shares for each 45-day extension period until such time that the Company repays the principal amount. As of December 31, 2022, the net carrying amount of the November 2022 Note was $50,000.

As of December 31, 2023 and 2022, the net carrying amount of the November 2022 Note was $50,000.

The November 2022 Note was subsequently amended in December of 2023 to extend the maturity date to December 31, 2023.

On February 1, 2024, the Company entered into a Cancellation and Consolidation Agreement with the November 2022, January 2023, and November 2023 Noteholder to cancel their outstanding promissory notes, convert $150,000 of principal to common stock, and consolidate the total remaining principal of $80,000 into one six-month note, maturing on November 1, 2024 (February 1, 2024 Consolidated Note).

November 10, 2022 Note

On November 10, 2022, the Company entered into a promissory unsecured loan agreement for $100,000 (the “November 2022 Note”). The November 10, 2022 Note bears interest at ten percent (10%) per annum and had an initial maturity date on December 10, 2022. In addition, the Company issued a lender 150,000 shares of Company’s common stocks. The allocated value of such shares was $14,163 and are being accounted for as debt issuance costs and are classified within stockholders’ equity (deficit) in the accompanying financial statements. The related debt issuance costs were amortized over the initial term of the November 10, 2022 Note and included within the interest expense in the accompanying statement of operation. On December 10, 2022, the Company entered into amendment to the November 10, 2022 Note extending the maturity date to January 10, 2023. With this amendment, the Company is also obligated to issue 150,000 shares of common stock that were valued at $25,500 and recorded as common stock to be issued liability within accompanying balance sheets as of December 31, 2022. As of December 31, 2022, the net carrying amount of the November 10, Note was $100,000.

On February 28, 2023, the Company entered into a mutual release agreement with the lender to issue to the lender 2,000,000 shares of the Company’s common stock in exchange for the settlement of the November 10, 2022 Note. All interest accrued under the November 10, 2022 Note as of the extinguishment date was repaid. The fair value of the common stock issued was determined using the stock price as of the date of the mutual release agreement at $0.11 per share. As a result of this transaction the Company recorded a loss on extinguishment of debt for the total amount of $120,000 being included in other income (expenses) within accompanying statement of operation for the year ended December 31, 2023.

March 2015 Note

On March 1, 2015, the Company issued an unsecured promissory note (the “March 2015 Note”) in the amount of $40,000 to an individual lender. The note was amended multiple times through the years increasing the principal amount of the March 2015 Note to $65,000. The March 2015 Note was payable on demand and carried interest at 10% per annum.

On June 30, 2022, the Company entered into a release agreement with the lender to issue to the lender 3,200,000 of the Company’s common stock in exchange for the settlement of the March 2015 Note with the outstanding principal of $65,000, together with aggregate outstanding accrued interest as of the date of the transaction in total of $293,362. The fair value of the common stock issued was determined using the stock price as of the date of the release agreement at $0.04 per share or $128,000 in total. In addition to that, the Company also granted warrants to purchase an aggregate of 1,000,000 shares of Company’s common stock. Warrants (i) have an exercise price of $0.20 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance. The warrants were valued as of July 30, 2022, using the Black Scholes Model with assumptions disclosed within Note 9. The total fair value of the warrant was determined to be $39,988. As a result of this transaction the Company recorded a gain on extinguishment of debt for the total amount of $190,374 included in other income (expenses) within accompanying statement of operations for the year ended December 31, 2022.

As of September 30, 2024, and December 31, 2023, notes payable consisted of the following:

	September 30, 2024	December 31, 2023
Notes payable	$952,008	$998,234
Unamortized debt discount	$(24,525)	$(15,608)
Less: current portion, net	(927,483)	(982,626)
Long-term notes payable, net	$–	$–